Convertible Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Convertible Notes Payable

NOTE 7 – CONVERTIBLE NOTES PAYABLE

Convertible notes payable consisted of the following:

	September 30, 2020	December 31, 2019
Unsecured
(a) Convertible notes with fixed discount percentage conversion prices	223	282
(b) Convertible notes with fixed conversion prices	497	-
Default penalty principal added, charged to loss on debt extinguishment	315	-
Put premiums on stock settled debt	155	-
Total convertible notes principal outstanding	1,035	282
Debt discount	(590)	(225)

Convertible notes, net of discount and premium	$600	$57
Current portion	600	57
Long-term portion	$-	$-

(a)	At December 31, 2019, there were $282 of convertible notes with adjustable conversion prices outstanding. During the nine months ended September 30, 2020, the Company issued one unsecured convertible promissory note for $153, bearing interest at 22% per annum, and maturing in February 2021. Also during the nine months ended September 30, 2020, the Company also issued two unsecured convertible notes payable for $30, bearing interest at 10% per annum, and maturing on December 31, 2020, that were issued as loan commitment fees for notes payable. At the option of the holder, the notes are convertible into shares of the Company’s common stock at a price per share discount of 39% to 50% of the average market price of the Company’s common stock, as defined. As a result, the Company determined that the conversion options of the convertible notes were not considered derivatives and qualify as stock settled debt under ASC 480 – “Distinguishing Liabilities from Equity”. Therefore the Company calculated fixed premiums totaling $226 which were charged to interest expense at the dates of the note issuance. During the nine months ended September 30, 2020, one convertible note payable for $282 was paid off and another was partially converted into common stock. At September 30, 2020, the balance of these convertible notes was $223.

(b)

At December 31, 2019, the Company had no convertible notes outstanding with fixed conversion prices. During the nine months ended September 30, 2020, the Company issued seven convertible notes with fixed conversion prices aggregating $497. The notes are unsecured, bear interest at 10% per annum, and mature through March 31, 2021. The notes were initially convertible into shares of the Company’s common stock at a fixed conversion price of $0.05 per share. The Company recorded debt discounts of $531 to account for loan fees, beneficial conversion features ($323), and original issue discounts. The debt discounts are amortized over the life of the notes or are amortized in full upon the conversion of the corresponding notes to common stock.

On September 2, 2020, the Company issued a convertible note (see paragraph a above) having a conversion price less than $0.05 which triggered a term common to all notes in paragraph b, which changed the conversion terms to be the lower of $0.05 or 61% of the lowest traded price during the 15 days prior to the conversion. This event is also considered a default for which a penalty is charged equal to 150% of the accrued interest, default interest and principal, totaling $315. On December 9, 2020, the Company executed amendments to these notes effective September 30, 2020 (as further discussed at Note 12), which extended the maturity dates and fixed the conversion price at $0.015. Due to the change in conversion terms the notes now require the recognition of the beneficial conversion feature of the increased principal and lowering of the conversion price resulting in recognition of additional charges of $1,215. Loss on debt extinguishment was charged $901 and debt discounts were charged $315 with a credit to additional paid in capital for the debt discounts which will be amortized to interest expense over the extended term of the amended notes. At September 30, 2020 the new principal totaled $812.

At December 31, 2019, the balance of unamortized discount on convertible notes was $225. During the nine months ended September 30, 2020, debt discount of $761 was recorded, and debt discount amortization of $396 was recorded. At September 30, 2020, the balance of the unamortized discount was $590.

NOTE 7 – CONVERTIBLE NOTES PAYABLE

At December 31, 2018, there was no balance of convertible notes payable. During 2019, the Company issued two convertible promissory notes for the principal sum of $355,000, of which $326,800 was received as proceeds, and $28,200 was recorded as original issue discount (OID). During 2019, one convertible note for $73,000 was repaid. At December 31, 2019, one convertible note for $282,000 was outstanding. The outstanding note is unsecured, bears interest at 12%, and is due April 29, 2020.

At the option of the holders, the notes issued in 2019 are convertible into shares of the Company’s common stock at a price per share discount of 39% to 40% of the average market price of the Company’s common stock, as defined. As a result, the Company determined that the conversion option of the convertible notes were not considered indexed to the Company’s own stock and characterized the fair value of the conversion features as derivative liabilities upon issuance. The Company determined that upon issuance of the convertible notes in October 2019, the initial fair value of the embedded conversion features totaled $565,195 (see Note 8), of which $326,800 was recorded as debt discount offsetting the face amount of the convertible notes, and the remainder of $238,395 was recorded as private placement costs.

At December 31, 2018, there was no balance of discount on convertible notes payable. During 2019, note discount of $355,000 was recorded, made up of $28,200 OID and $326,800 of discount related to derivative liabilities. In addition, $54,990 of loan costs recorded on one convertible note (see below) are included with the discount. The discount and loan costs are amortized over the term of the related note payable. During 2019, total debt discount and loan costs amortization was $185,330, and at December 31, 2019, the unamortized debt discount and loan fee totaled $224,660.

In connection with the issuance of one convertible note with the principal balance of $282,000, the Company issued as a commitment fee 141,000 shares of its common stock (the “Non-Returnable Shares”) as well as 705,000 shares of its common stock (the “Returnable Shares”). The Company recorded the fair value of the Non-Returnable fees of $54,990 as a loan cost. The Returnable Shares are an own-share lending arrangement issued in contemplation of a debt offering and such shares will be returned to the Company if no event of default has occurred prior to April 29, 2020, the maturity date of the note. At issuance, the fair value of the share lending arrangement was determined to be immaterial. In accordance with ASC 470-20, the shares are not deemed issued until it becomes more likely than not that they will not be returned and at such point the shares should be measured at fair value and such value recognized as a financing cost. At December 31, 2019, management determined that it is probable that the Company will pay the note in full when due, and meet all other conditions in the note agreement. Accordingly, management feels that it is more likely than not that the returnable shares will be returned to the Company and therefore the 705,000 Returnable Shares have not been recorded as being issued as of December 31, 2019, nor are they included in basic net loss per share or as potentially dilutive shares in calculating the diluted net loss per share.